FAIR VALUE MEASUREMENT - Warrant Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants And Rights Outstanding [Roll Forward]
Beginning balance	$ 1,400	$ 27,469	$ 2,471
Assumed warrants in connection with the Merger		5,594
Change in fair value	1,842	(11,088)	53,019
Reclassification		(20,575)
Ending balance	$ 3,242	$ 1,400	27,469
Series B Warrant
Warrants And Rights Outstanding [Roll Forward]
Exercise of warrants			(22,012)
Series D Warrant
Warrants And Rights Outstanding [Roll Forward]
Exercise of warrants			$ (6,009)